Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 09, 2021	Jan. 08, 2021	Feb. 23, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital				$ 1,300,000
Net loss				(18,359,602)	$ (10,786,982)	$ 1,553,626
Operation cash flow amount				1,100,000
Cash balances				$ 8,400,000
Ordinary shares, par value (in Dollars per share)				$ 0.00166667	$ 0.00166667
Purchase agreement, description	On April 9, 2021, the Company entered into a securities purchase agreement with YA II PN, LTD., pursuant to which the Company sells convertible notes in the principal amount of US$7,000,000 and a warrant to purchase 571,429 Ordinary Shares, for gross proceeds of approximately US$6,790,000.
Cash				$ 8,389,704	$ 5,772,055	4,348,635
Restricted cash					172,369
Impairment long-lived assets
Contract fulfillment cost				4,041,585	2,999,411
Balance of customer deposit				573,243	270,793
Deferred revenue				1,095,279	869,396
Advertising expense				$ 53,445	61,174	$ 21,168
Income tax benefit percentage				50.00%
VAT rates				13.00%
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash				$ 8,365,573	$ 5,606,425
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Principal amount		$ 1,650,000	$ 30,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00166667	$ 0.00166667
Gross proceeds		$ 1,500,000
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				21.30%	22.70%	12.90%
Suppliers Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage						11.20%
Suppliers Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage						10.30%
Total revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage						10.00%
Total revenues [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				25.70%	21.80%
Total revenues [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage					10.70%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage						10.00%
Accounts Payable [Member] | Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				11.90%	11.40%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				30.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risk, percentage				50.00%